Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2020	$ 1	$ 61,276	$ (1,480)	$ (57,946)	$ 1,851
Beginning Balance (in shares) at Dec. 31, 2020	13,627,887
Issuance of common shares due to exercise of stock-options	$ 1	19			$ 20
Issuance of common shares due to exercise of stock-options (in shares)	1,424,622				1,424,622
Stock-based compensation expense		6,196			$ 6,196
Repurchase of common stock (in shares)	(2,307,700)
Effect of reverse capitalization (in shares)	2,500,000
Issuance of common stock to vendor		280			280
Issuance of common stock to vendor (in shares)	147,500
Issuance of common stock and warrants in private placement	$ 1	24,637			24,638
Issuance of common stock and warrants in private placement (in shares)	10,162,000
Issuance costs related to common stock and warrants in private placement		(2,454)			(2,454)
Foreign currency translation adjustment			117		117
Net loss				(17,126)	(17,126)
Ending Balance at Dec. 31, 2021	$ 3	89,954	(1,363)	(75,072)	$ 13,522
Ending Balance (in shares) at Dec. 31, 2021	25,554,309
Issuance of common shares due to exercise of stock-options (in shares)					0
Stock-based compensation expense		488			$ 488
Issuance of common stock to vendor		658			658
Issuance of common stock to vendor (in shares)	430,687
Issuance of common stock in private placement		2,000			2,000
Issuance of common stock in private placement (in shares)	1,000,000
Issuance costs related to common stock and warrants in private placement		(170)			(170)
Foreign currency translation adjustment			880		880
Net loss				(11,495)	(11,495)
Ending Balance at Dec. 31, 2022	$ 3	$ 92,930	$ (483)	$ (86,567)	$ 5,883
Ending Balance (in shares) at Dec. 31, 2022	26,984,996